As filed with the U.S. Securities and Exchange Commission on February 3, 2012
File No. 33-33980
File No. 811-6067

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 65	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 66
(Check appropriate box or boxes.)

DIMENSIONAL INVESTMENT GROUP INC.
(Exact Name of Registrant as Specified in Charter)

6300 Bee Cave Road, Building One, Austin, TX     78746
(Address of Principal Executive Office)      (Zip Code)

Registrant’s Telephone Number, including Area Code      (512) 306-7400

Catherine L. Newell, Esquire, Vice President and Secretary
Dimensional Investment Group Inc.,
6300 Bee Cave Road, Building One, Austin, TX     78746
(Name and Address of Agent for Service)

Please send copies of all communications to:

Jana L. Cresswell, Esquire
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(215) 564-8048

It is proposed that this filing will become effective (check appropriate box):

[  ]           immediately upon filing pursuant to paragraph (b)
[X]           on February 28, 2012 pursuant to paragraph (b)
[  ]           60 days after filing pursuant to paragraph (a)(1)
[  ]     on [Date] pursuant to paragraph (a)(1)
[  ]           75 days after filing pursuant to paragraph (a)(2)
[  ]           on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

  [X]      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Trustees and principal officers of The DFA Investment Trust Company also have executed this registration statement.

Title of Securities Being Registered:

DFA INTERNATIONAL VALUE PORTFOLIO – INSTITUTIONAL CLASS
U.S. LARGE COMPANY PORTFOLIO – INSTITUTIONAL CLASS

This Post-Effective Amendment No. 65/66 to Registration File Nos. 033-33980/811-06067 includes the following:

1.                FACING PAGE

2.                CONTENTS PAGE

3.	PART A – Prospectus relating to the Institutional Class shares of the Registrant's U.S. Large Company Portfolio and DFA International Value Portfolio series of shares (the “Portfolios”)*

4.	PART B -- Statement of Additional Information relating to the Institutional Class shares of the Portfolios*

5.	PART C -- Other Information

6.	SIGNATURES

*
The Prospectus and Statement of Additional Information relating to the Institutional Class shares of the Portfolios are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment Nos. 63/64 to the Registration Statement of the Registrant, which was filed with the U.S. Securities and Exchange Commission (“SEC”) via the EDGAR system pursuant to Rule 485(a)(1) on November 7, 2011 (Accession Number 0001193125-11-299659).

EXPLANATORY NOTE

Post-Effective Amendment Nos. 63/64 ("PEA 63/64") was filed with the U.S. Securities and Exchange Commission (“SEC”) via the EDGAR system pursuant to Rule 485(a)(1) on November 7, 2011 (Accession Number 0001193125-11-299659) to be effective 60 days after filing.

Post-Effective Amendment Nos. 64/65 to the Registration Statement was filed with the U.S. Securities and Exchange Commission ("SEC") via the EDGAR system pursuant to Rule 485(b)(1)(iii) on January 5, 2012 (Accession Number 0001496688-12-000004) to extend PEA 63/64's effective date to February 6, 2012.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment Nos. 65/66 to the Registration Statement is being filed solely for the purpose of delaying the effectiveness of PEA 63/64 to become effective on February 28, 2012.

As stated on the cover page to this filing, this Post-Effective Amendment No. 65/66 is intended to become effective on February 28, 2012.

DIMENSIONAL INVESTMENT GROUP INC. (65/66)

PART C
OTHER INFORMATION

ITEM 28.                      EXHIBITS.

(a)	Articles of Incorporation.

(1)	Articles of Amendment and Restatement filed with the Maryland Secretary of State on July 9, 2009
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 55/56 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	December 14, 2009.

(2)	Articles Supplementary filed with the Maryland Secretary of State on September 22, 2009 re: the allocation and classification of shares
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 55/56 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	December 14, 2009.

(3)	Certificate of Correction filed with the Maryland Secretary of State on May 4, 2010
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 58/59 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 28, 2011.

(4)	Articles Supplementary filed with the Maryland Secretary of State on May 6, 2010
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 58/59 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 28, 2011.

(5)	Articles of Amendment filed with the Maryland Secretary of State on May 6, 2010
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 58/59 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 28, 2011.

(6)	Articles of Amendment filed with the Maryland Secretary of State on November 19, 2010
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 58/59 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 28, 2011.

(7)	Articles of Amendment filed with the Maryland Secretary of State on November 19, 2010
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 58/59 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 28, 2011.

(b)	By-Laws.

(1)	Amended and Restated By-Laws of the Registrant
Incorporated herein by reference to:
Filing:                     the Registrant’s Registration Statement on Form N-14
File Nos.:                333-163932 and 811-6067.
Filing Date:            December 22, 2009.

(c)           Instruments Defining Rights of Security Holders.

(1)	See Article Fifth of the Registrant’s Articles of Amendment and Restatement.

(2)	See Article II of the Registrant’s Amended and Restated By-Laws.

(d)	Investment Advisory Contracts.

(1)	Form of Investment Advisory Agreement between the Registrant and Dimensional Fund Advisors LP (“DFA”) re the:
*	AAM/DFA Two-Year Fixed Income Portfolio
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 17/18 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	October 1, 1997.

(i)	Addendum Number One re the reflection of the following name change:
*	RWB/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Corporate Fixed Income Portfolio
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

(ii)	Addendum Number Two re the reflection of the following name change:

*	AAM/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Fixed Income Portfolio
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	May 16, 2002.

(2)	Form of Investment Advisory Agreement between the Registrant and DFA re the:
*	RWB/DFA Two-Year Government Portfolio
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 17/18 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	October 1, 1997.

(i)	Addendum Number One re the reflection of the following name change:
*	RWB/DFA Two-Year Government Portfolio to
AAM/DFA Two-Year Government Portfolio
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

(ii)	Addendum Number Two re the reflection of the following name change:
*           AAM/DFA Two-Year Government Portfolio
to LWAS/DFA Two-Year Government Portfolio
Incorporated herein by reference to:
                                                                Filing:                    Post-Effective Amendment No. 54/55 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:           February 27, 2009.

(3)	Investment Advisory Agreement between the Registrant and DFA dated December 23, 2003 re the:
*           Global Equity Portfolio
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 29, 2004.

(4)	Investment Advisory Agreement between the Registrant and DFA dated December 23, 2003 re the:
*	Global 60/40 Portfolio
Incorporated herein by reference to:

Filing:                    Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 29, 2004.

(5)	Investment Advisory Agreement between the Registrant and DFA dated December 23, 2003 re the:
*           Global 25/75 Portfolio
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 29, 2004.

(6)	Form of Investment Advisory Agreement between the Registrant and DFA
*           DFA International Value Portfolio II
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 57/58 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 25, 2010.

(7)	Form of Investment Advisory Agreement between the Registrant and DFA re the:
*           DFA International Value Portfolio III
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 57/58 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 25, 2010.

(8)	Form of Investment Advisory Agreement between the Registrant and DFA re the:
*           DFA International Value Portfolio IV
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 57/58 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 25, 2010.

(9)	Form of Investment Advisory Agreement between the Registrant and DFA re the:
*           U.S. Large Cap Value Portfolio II
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 57/58 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 25, 2010.

(10)	Form of Investment Advisory Agreement between the Registrant and DFA re the:

*	U.S. Large Cap Value Portfolio III
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 57/58 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 25, 2010.

(11)	Form of Investment Advisory Agreement between the Registrant and DFA re the:
*           U.S. Large Company Institutional Index Portfolio
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 57/58 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 25, 2010.

(12)	Form of Investment Advisory Agreement between the Registrant and DFA re the:
*           Emerging Markets Portfolio II
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 57/58 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 25, 2010.

(13)	Form of Investment Advisory Agreement between the Registrant and DFA re the:
*           LWAS/DFA U.S. High Book to Market Portfolio
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 57/58 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 25, 2010.

(14)	Form of Investment Advisory Agreement between the Registrant and DFA re the:
*           Tax-Managed U.S. Marketwide Value Portfolio II
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 57/58 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 25, 2010.

(15)	Form of Investment Advisory Agreement between the Registrant and DFA re the:
*           DFA International Value Portfolio
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 57/58 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.

Filing Date:	February 25, 2010.
(e)	Underwriting Contracts.

(1)	Form of Amended and Restated Distribution Agreement between the Registrant and DFA Securities LLC.
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 60/61 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	May 13, 2011.

(f)	Bonus or Profit Sharing Contracts.

Not applicable.

(g)	Custodian Agreements.

(1)	Custodian Agreement between the Registrant and PFPC Trust Company (formerly Provident National Bank) dated July 12, 1991.
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(i)	Addendum Number One
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 21/22 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 22, 1999.

(ii)	Addendum Number Two re the addition of:
*	Tax-Managed U.S. Marketwide Value Portfolio XI
*	U.S. Large Company Institutional Index Portfolio
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(iii)           Addendum Number Three re the addition of:
*	U.S. 6-10 Small Company Portfolio K
*	U.S. Large Cap Value Portfolio K
*	U.S. 4-10 Value Portfolio K
*	U.S. Large Company Portfolio K
*	DFA International Value Portfolio K
*	Emerging Markets Portfolio K
*	DFA One-Year Fixed Income Portfolio K
*	DFA Two-Year Global Fixed Income Portfolio K
Incorporated herein by reference to:

Filing:                     Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:           March 29, 2004.

(iv)	Form of Addendum Number Four (later withdrawn and never executed) re the addition of:
*	Dividend-Managed U.S. Large Company Portfolio II
*	Dividend-Managed U.S. Large Company Complement Portfolio II
*	Dividend-Managed U.S. Marketwide Value Portfolio II
*	Dividend-Managed U.S. Marketwide Value Complement Portfolio II
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 31/32 to the Registrant’s Registration Statement on Form N-1A (later withdrawn).
File Nos.:	33-33980 and 811-6067.
Filing Date:	May 15, 2000.

(v)	Addendum Number Five re the deletion of certain portfolios and the reflection of the following name changes:
*	RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio
*	RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio
*	RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

(vi)	Addendum Number Six re the deletion of Tax-Managed U.S. Marketwide Value Portfolio XI and the reflection of the following name changes:
*	DFA 6-10 Institutional Portfolio to DFA U.S. Small Cap Institutional Portfolio
*	U.S. 6-10 Small Company Portfolio K to U.S. Small Cap Portfolio K
*	U.S. 4-10 Value Portfolio K to U.S. Small XM Value Portfolio K
*	U.S. 6-10 Value Portfolio II to U.S. Small Cap Value Portfolio II
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(vii)	Addendum Number Seven re the reflection of the following name change:

*	AAM/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Fixed Income Portfolio
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	May 16, 2002.

(viii)           Form of Addendum Number Eight re the addition of:
*	DFA International Small Company Portfolio V
*	DFA Emerging Markets Portfolio V
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 14, 2003.

(ix)           Addendum Number Nine re the addition of:
*	DFA International Small Company Portfolio V
*	DFA Emerging Markets Portfolio V
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:           March 29, 2004.

(x)           Addendum Number Ten re the addition of:
*	Global Equity Portfolio
*	Global 60/40 Portfolio
*	Global 25/75 Portfolio
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 40/41 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:           October 9, 2003.

(h)	Other Material Contracts.

(1)	Transfer Agency Agreement between the Registrant and PFPC Inc. (formerly Provident Financial Processing Corporation) (the “Transfer Agency Agreement”) dated July 12, 1991.
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(i)	Addendum Number One
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 21/22 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:	33-33980 and 811-6067.
Filing Date:	January 22, 1999.

(ii)	Addendum Number Two re the addition of:
*	Tax-Managed U.S. Marketwide Value Portfolio XI
*	U.S. Large Company Institutional Index Portfolio
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:           March 29, 2004.

(iii)	Addendum Number Three re the addition of:
*	U.S. 6-10 Small Company Portfolio K
*	U.S. Large Cap Value Portfolio K
*	U.S. 4-10 Value Portfolio K
*	U.S. Large Company Portfolio K
*	DFA International Value Portfolio K
*	Emerging Markets Portfolio K
*	DFA One-Year Fixed Income Portfolio K
*	DFA Two-Year Global Fixed Income Portfolio K
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:           March 29, 2004.

(iv)	Addendum Number Four (later withdrawn and never executed) re the addition of:
*	Dividend-Managed U.S. Large Company Portfolio II
*	Dividend-Managed U.S. Large Company Complement Portfolio II
*	Dividend-Managed U.S. Marketwide Value Portfolio II
*	Dividend-Managed U.S. Marketwide Value Complement Portfolio II
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 31/32 to the Registrant’s Registration Statement on Form N-1A (later withdrawn)
File Nos.:	33-33980 and 811-6067.
Filing Date:	May 15, 2000.

(v)	Addendum Number Five re the deletion of certain portfolios and the reflection of the following name changes:
*	RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio
*	RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio
*	RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio
Incorporated herein by reference to:

Filing:                     Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

(vi)	Addendum Number Six re the deletion of the Tax-Managed U.S. Marketwide Value Portfolio XI and the reflection of the following name changes:
*	DFA 6-10 Institutional Portfolio to DFA U.S. Small Cap Institutional Portfolio
*	U.S. 6-10 Small Company Portfolio K to U.S. Small Cap Portfolio K
*	U.S. 4-10 Value Portfolio K to U.S. Small XM Value Portfolio K
*	U.S. 6-10 Value Portfolio II to U.S. Small Cap Value Portfolio II
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:           March 29, 2004.

(vii)	Addendum Number Seven re the reflection of the following name change:
*	AAM/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Fixed Income Portfolio
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	May 16, 2002.

(viii)	Addendum Number Eight
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(ix)	Addendum Number Nine re the addition of:
*	DFA International Small Company Portfolio V
*	DFA Emerging Markets Portfolio V
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:           March 29, 2004.

(x)           Addendum Number Ten re the addition of:
*           Global Equity Portfolio
*	Global 60/40 Portfolio
*	Global 25/75 Portfolio

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 40/41 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:           October 9, 2003.

(2)
Administration and Accounting Services Agreement between the Registrant and PFPC Inc. (formerly with Provident Financial Processing Corporation) (the “Administration and Accounting Services Agreement”) dated July 12, 1991.

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(i)	Addendum Number One
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 21/22 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 22, 1999.

(ii)	Addendum Number Two re the addition of:
*	Tax-Managed U.S. Marketwide Value Portfolio XI
*	U.S. Large Company Institutional Index Portfolio
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:           March 29, 2004.

(iii)	Addendum Number Three re the addition of:
*	U.S. 6-10 Small Company Portfolio K
*	U.S. Large Cap Value Portfolio K
*	U.S. 4-10 Value Portfolio K
*	U.S. Large Company Portfolio K
*	DFA International Value Portfolio K
*	Emerging Markets Portfolio K
*	DFA One-Year Fixed Income Portfolio K
*	DFA Two-Year Global Fixed Income Portfolio K
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:           March 29, 2004.

(iv)	Form of Addendum Number Four (later withdrawn and never executed) re the addition of:
*             Dividend-Managed U.S. Large Company Portfolio II
*	Dividend-Managed U.S. Large Company Complement Portfolio II

*	Dividend-Managed U.S. Marketwide Value Portfolio II
*	Dividend-Managed U.S. Marketwide Value Complement Portfolio II
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 31/32 to the Registrant’s Registration Statement on Form N-1A (later withdrawn)
File Nos.:	33-33980 and 811-6067.
Filing Date:	May 15, 2000.

(v)	Addendum Number Five re the deletion of certain portfolios and the reflection of the following name changes:
*	RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio
*	RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio
*	RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

(vi)	Addendum Number Six re the deletion of Tax-Managed U.S. Marketwide Value Portfolio XI and the reflection of the following name changes:
                                                               *           DFA 6-10 Institutional Portfolio to DFA U.S. Small Cap Institutional Portfolio
                                                               *           U.S. 6-10 Small Company Portfolio K to U.S. Small Cap Portfolio K
                                                               *           U.S. 4-10 Value Portfolio K to U.S. Small XM Value Portfolio K
                                                               *           U.S. 6-10 Value Portfolio II to U.S. Small Cap Value Portfolio II
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:           March 29, 2004.

(vii)	Addendum Number Seven re the reflection of the following name change:
                                                               *           AAM/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Fixed Income Portfolio
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	May 16, 2002.
(viii)	Addendum Number Eight
Incorporated herein by reference to:

Filing:                     Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:           March 29, 2004.

(ix)	Addendum Number Nine re the addition of:
*	DFA International Small Company Portfolio V
*	DFA Emerging Markets Portfolio V
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:           March 29, 2004.

(x)           Addendum Number Eleven re the addition of:
*	Global Equity Portfolio
*	Global 60/40 Portfolio
*	Global 25/75 Portfolio
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:           March 29, 2004.

(3)	Administration Agreements between the Registrant and DFA.

(i)	Dated December 1, 1993 re the:
*	DFA International Value Portfolio
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(ii)	Dated July 1, 1994 re the:
*	DFA International Value Portfolio II
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(iii)	Dated July 1, 1994 re the:
*	U.S. Large Cap Value Portfolio II
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(iv)	Dated December 20, 1994 re the:

*	U.S. Large Cap Value Portfolio III
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(v)	Dated December 20, 1994 re the:
*	DFA International Value Portfolio III
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(vi)	Dated March 1, 1996 re the:
*	AAM/DFA U.S. High Book-to-Market Portfolio
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:           March 29, 2004.

(aa)	Addendum Number One re the reflection of the following name change:
*	RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

(bb)	Addendum Number Two re the reflection of the following name change:
*	AAM/DFA U.S. High Book to Market Portfolio to the LWAS/DFA U.S. High Book to Market Portfolio
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 54/55 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:               33-33980 and 811-6067.
Filing Date:           February 27, 2009.

(vii)	Form of Administration Agreement dated July 18, 1997 re the:
*           DFA International Value Portfolio IV
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 16/17 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.

Filing Date:	June 20, 1997.
(viii)	Form of Amended and Restated Administration Agreement dated July 18, 1997 re the:
*	Emerging Markets Portfolio II
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 49/50 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:           March 30, 2007.

(ix)	Dated December 8, 1998 re the:
*	Tax-Managed U.S. Marketwide Value Portfolio II
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 21/22 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 22, 1999.

(x)	Dated September 13, 1999 re the:
*	U.S. Large Company Institutional Index Portfolio
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:           March 29, 2004.

(xi)	Dated December 23, 2003 re the:
*	Global Equity Portfolio
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:           January 29, 2004.

(xii)	Dated December 23, 2003 re the:
*	Global 60/40 Portfolio
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:           January 29, 2004.

(xiii)	Dated December 23, 2003 re the:
*	Global 25/75 Portfolio
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:           January 29, 2004.

(4)	Client Service Agreements between Reinhardt, Werba, Bowen, Inc. (“RWB”) and the Registrant.

(i)           Dated March 13, 1996 re the:
*	RWB/DFA Two-Year Government Portfolio
Incorporated by reference to:
Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(aa)	Amended Agreement dated March 13, 1996 re the:
*	RWB/DFA Two-Year Government Portfolio.
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(bb)	Amendment Number Two re the reflection of the following name change:
*	RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

(cc)	Amendment Number Three re the reflection of the following name change:
*	AAM/DFA Two-Year Government Portfolio to the LWAS/DFA Two-Year Government Portfolio
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 54/55 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 27, 2009.

(ii)	Dated March 13, 1996 re the:
*	RWB/DFA Two-Year Corporate Fixed Income Portfolio
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(aa)	Amended Agreement dated March 13, 1996 re

*	RWB/DFA Two-Year Corporate Fixed Income Portfolio
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 19/20 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(bb)	Amendment Number Two re the reflection of the following name change:
*	RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

(cc)	Amendment Number Three re the reflection of the following name change:
*	AAM/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Fixed Income Portfolio
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	May 16, 2002.

(dd)	Amendment Number Four re the reflection of the following name change:
*	AAM/DFA Two-Year Fixed Income Portfolio to the LWAS/DFA Two-Year Fixed Income Portfolio
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 54/55 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 27, 2009.

(iii)	Dated March 13, 1996 re the:
*	RWB/DFA U.S. High Book-to-Market Portfolio
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(aa)	Amendment dated March 13, 1996 re

*	RWB/DFA U.S. High Book to Market Portfolio
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 19/20 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(bb)	Addendum Number Two re the reflection of the following name change:
*	RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

(cc)	Addendum Number Three re the reflection of the following name change:
*	AAM/DFA U.S. High Book to Market Portfolio to the LWAS/DFA U.S. High Book to Market Portfolio
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 54/55 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 27, 2009.

(5)	Form of Facility Agreement with DFA.
Previously filed with this registration statement and incorporated herein by reference.

(6)	Services Agreement, dated as of July 1, 1994 between Charles Schwab & Co., Inc. and the Registrant re the:
*	U.S. Small Cap Portfolio II;
*	U.S. Large Cap Portfolio II; and
*	DFA International Value Portfolio II
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 19/20 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(7)	Form of Amended and Restated Expense Waiver and/or Expense Assumption Agreement between the Registrant and DFA re: the:
*           U.S. Large Company Portfolio
*           Global Equity Portfolio – Institutional Class

*           Global 60/40 Portfolio – Institutional Class
*           Global 25/75 Portfolio – Institutional Class
                                                Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 58/59 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 28, 2011.

(8)	Form of Amended and Restated Fee Waiver and/or Expense Assumption Agreement between the Registrant and DFA re: the:
*           DFA International Value Portfolio – Class R2
*           Global Equity Portfolio – Class R2
*           Global 60/40 Portfolio – Class R2
*           Global 25/75 Portfolio – Class R2
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 58/59 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 28, 2011.

(i)	Legal Opinion.

(1)	Legal Opinion of Stradley, Ronon, Stevens & Young, LLP
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 58/59 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 28, 2011.

(j)           Other Opinions.

               (1)           Consent of PricewaterhouseCoopers
TO BE FILED BY AMENDMENT

(k)           Omitted Financial Statements.

Not applicable.

(l)	Initial Capital Agreements.

(1)	Form of Subscription Agreement under Section 14(a)(3) of the Investment of Investment Company Act of 1940, previously filed with this registration statement and incorporated herein by reference.

(m)	Rule 12b-1 Plan.

(1)	Form of Distribution Plan between Registrant and DFA Securities LLC Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 60/61 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	May 13, 2011.

(2)	Form of Selected Dealer Agreement
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 60/61 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	May 13, 2011.

(n)           Rule 18f-3 Plan.

(1)	Form of Amended Multiple Class Plan Pursuant to Rule 18f-3 re the:
*           Global Equity Portfolio
*           Global 60/40 Portfolio
*           Global 25/75 Portfolio
*           DFA International Value Portfolio
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 60/61 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	May 13, 2011.

(o)	Powers-of-Attorney.

(1)
On behalf of the Registrant, Power-of-Attorney dated as of December 17, 2010, appointing David G. Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown, Jeff J. Jeon and Carolyn L. O as attorneys-in-fact to David G. Booth, George M. Constantinides, John P. Gould, Roger G. Ibbotson, Edward P. Lazear, David R. Martin, Eduardo A. Repetto, Myron S. Scholes and Abbie J. Smith.

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 58/59 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 28, 2011.

(2)
On behalf of The DFA Investment Trust Company, Power-of-Attorney dated as of December 17, 2010, appointing David G. Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown, Jeff J. Jeon and Carolyn L. O as attorneys-in-fact to David G. Booth, George M. Constantinides, John P. Gould, Roger G. Ibbotson, Edward P. Lazear, David R. Martin, Eduardo A. Repetto, Myron S. Scholes and Abbie J. Smith..

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 58/59 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	February 28, 2011.

(p)	Codes of Ethics.

(1)	Code of Ethics of the Registrant, the Advisor and the Underwriter.
                                                Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 60/61 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	May 13, 2011.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

None.

ITEM 30.               INDEMNIFICATION.

(1)
Reference is made to Section 1 of Article Eight of the Registrant’s Amended and Restated By-Laws, which provide for indemnification, as set forth below, with respect to Officers and Directors of the Corporation:

(a)
The Corporation shall indemnify each Officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided under Section 2-418 of the Maryland General Corporation Law:

(i)	unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and

(ii)
provided that the Corporation shall not indemnify any Officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

(b)
The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such Officer or Director is a party by reason of service in such capacity.

(c)
The Corporation, in the manner and to the extent provided by applicable law, shall advance to each Officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

(2)	Registrant’s Articles of Restatement provide the following under Article Seventh:

(a)
To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, as amended from time to time, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for money damages.  This limitation on liability applies to liabilities occurring for acts or omissions occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

(b)
Notwithstanding the foregoing, this Article SEVENTH shall not operate to protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which such person would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such person’s office.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.

(a)
Dimensional Fund Advisors LP (the “Advisor”), with a principal place of business located at 6300 Bee Cave Road, Building One, Austin, TX 78746, the investment manager for the Registrant, is also the investment manager for three other registered open-end investment companies, The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund and DFA Investment Dimensions Group Inc.  The Advisor also serves as sub-advisor for certain other registered investment companies.

The Advisor is engaged in the business of providing investment advice primarily to institutional investors.  For additional information, please see “Management of the Fund” in PART A and “Directors and Officers” in PART B of this Registration Statement.

Additional information as to the Advisor and the partners and executive officers of the Advisor is included in the Advisor’s Form ADV filed with the Commission (File No. 801-16283), which is incorporated herein by reference and sets forth the executive officers and partners of the Advisor and information as to any business, profession, vocation or employment or a substantial nature engaged in by those executive officers and partners during the past two years.

ITEM 32.                      PRINCIPAL UNDERWRITERS.

(a)
DFA Securities LLC (“DFAS”) is the principal underwriter for the Registrant.  DFAS also serves as principal underwriter for DFA Investment Dimensions Group Inc., The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund.

(b)	The following table sets forth information as to the Distributor’s Directors, Officers, Partners and Control Persons. The address of each officer is 6300 Bee Cave Road, Austin, TX 78746:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
April A. Aandal	Vice President	Vice President and Chief Learning Officer
Darryl D. Avery	Vice President	Vice President
Arthur H. Barlow	Vice President	Vice President
Scott A. Bosworth	Vice President	Vice President
Valerie A. Brown	Vice President and Assistant Secretary	Vice President and Assistant Secretary
David P. Butler	Vice President	Vice President
Joseph H. Chi	Vice President	Vice President
Stephen A. Clark	Vice President	Vice President
Robert P. Cornell	Vice President	Vice President
Christopher S. Crossan	Vice President and Chief Compliance Officer	Vice President and Chief Compliance Officer
James L. Davis	Vice President	Vice President
Robert T. Deere	Vice President	Vice President
Robert W. Dintzner	Vice President	Vice President
Kenneth Elmgren	Vice President	Vice President
Richard A. Eustice	Vice President and Assistant Secretary	Vice President and Assistant Secretary
Eugene F. Fama, Jr.	Vice President	Vice President
Gretchen A. Flicker	Vice President	Vice President
Jed S. Fogdall	Vice President	Vice President
Mark R. Gochnour	Vice President	Vice President
Henry F. Gray	Vice President	Vice President
John T. Gray	Vice President	Vice President
Joel H. Hefner	Vice President	Vice President
Julie C. Henderson	Vice President and Fund Controller	Vice President and Fund Controller
Kevin B. Hight	Vice President	Vice President
Christine W. Ho	Vice President	Vice President
Jeff J. Jeon	Vice President	Vice President
Patrick M. Keating	Vice President	Vice President
Joseph F. Kolerich	Vice President	Vice President
Michael F. Lane	Vice President	Vice President
Kristina M. LaRusso	Vice President	Vice President
Juliet H. Lee	Vice President	Vice President
Apollo D. Lupesco	Vice President	Vice President
David R. Martin	Vice President, Chief Financial Officer and Treasurer	Vice President, Chief Financial Officer and Treasurer
Catherine L. Newell	Vice President and Secretary	Vice President and Secretary
Christian Newton	Vice President	Vice President
Gerard K. O’Reilly	Vice President	Vice President
Daniel C. Ong	Vice President	Vice President
Carmen Palafox	Vice President	Vice President
Sonya K. Park	Vice President	Vice President
David A. Plecha	Vice President	Vice President
Ted Randall	Vice President	Vice President
L. Jacobo Rodríguez	Vice President	Vice President
David E. Schneider	Vice President	Vice President
Bruce A. Simmons	Vice President	Vice President
Ted R. Simpson	Vice President	Vice President
Bryce D. Skaff	Vice President	Vice President
Grady M. Smith	Vice President	Vice President
Carl G. Snyder	Vice President	Vice President
Lawrence R. Spieth	Vice President	Vice President
Bradley G. Steiman	Vice President	Vice President
Robert C. Trotter	Vice President	Vice President
Karen E. Umland	Vice President	Vice President
Brian J. Walsh	Vice President	Vice President
Weston J. Wellington	Vice President	Vice President
Ryan J. Wiley	Vice President	Vice President
Paul E. Wise	Vice President	Vice President
David G. Booth	Chairman, Director, President and Chief Executive Officer	Chairman, Director, President and Chief Officer
Kenneth R. French	Director	Not Applicable
John A. McQuown	Director	Not Applicable
Eduardo A. Repetto	Vice President and Chief Investment Officer	Director, Vice President and Chief Investment Officer
Dimensional Fund Advisors LP	Shareholder	Not Applicable

(c)	Not applicable.

ITEM 33.                      LOCATION OF ACCOUNTS AND RECORDS.

The accounts and records of the Registrant are located at the office of the Registrant and at additional locations, as follows:

Name	Address
Dimensional Investment Group Inc.                                  6300 Bee Cave Road, Building One
Austin, TX 78746

BNY Mellon Investment Servicing	301 Bellevue Parkway
Wilmington, DE 19809

ITEM 34.                      MANAGEMENT SERVICES.

None.

ITEM 35.                      UNDERTAKINGS.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment Nos. 65/66 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Austin, the State of Texas, as of this 3rd day of February, 2012.

DIMENSIONAL INVESTMENT GROUP INC.
(Registrant)

By:  /s/ David G. Booth *
                David G. Booth, President
      (Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment Nos. 64/65 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ David G. Booth * David G. Booth	President, Director, Chairman and Co-Chief Executive Officer	February 3, 2012

/s/Eduardo A. Repetto* Eduardo A. Repetto	Director, Co-Chief Executive Officer and Chief Investment Officer	February 3, 2012

/s/ David R. Martin * David R. Martin	Chief Financial Officer, Treasurer and Vice President	February 3, 2012

/s/ George M. Constantinides * George M. Constantinides	Director	February 3, 2012

/s/ John P. Gould * John P. Gould	Director	February 3, 2012

/s/ Edward P. Lazear * Edward P. Lazear	Director	February 3, 2012

/s/ Roger G. Ibbotson * Roger G. Ibbotson	Director	February 3, 2012

/s/ Myron S. Scholes * Myron S. Scholes	Director	February 3, 2012

/s/ Abbie J. Smith * Abbie J. Smith	Director	February 3, 2012

* By:           /s/ Carolyn L. O
    Carolyn L. O
   Attorney-in-Fact (Pursuant to a Power of Attorney)

THE DFA INVESTMENT TRUST COMPANY consents to the filing of this Amendment to the Registration Statement of Dimensional Investment Group Inc., which is signed on its behalf by the undersigned, thereunto duly authorized, in the City of Austin, the State of Texas, as of this 3rd day of February, 2012.

THE DFA INVESTMENT TRUST COMPANY
(Registrant)

By:      /s/ David G. Booth *
                     David G. Booth, President
           (Signature and Title)

The undersigned Trustees and principal officers of THE DFA INVESTMENT TRUST COMPANY consent to the filing of this Post-Effective Amendment No. 65/66 to the Registration Statement of Dimensional Investment Group Inc. on the dates indicated.

Signature	Title	Date

/s/ David G. Booth * David G. Booth	President, Trustee, Chairman and Co-Chief Executive Officer	February 3, 2012

/s/Eduardo A. Repetto* Eduardo A. Repetto	Trustee, Co-Chief Executive Officer and Chief Investment Officer	February 3, 2012

/s/ David R. Martin * David R. Martin	Chief Financial Officer, Treasurer and Vice President	February 3, 2012

/s/ George M. Constantinides * George M. Constantinides	Trustee	February 3, 2012

/s/ John P. Gould * John P. Gould	Trustee	February 3, 2012

/s/ Roger G. Ibbotson * Roger G. Ibbotson	Trustee	February 3, 2012

/s/ Edward P. Lazear * Edward P. Lazear	Trustee	February 3, 2012

/s/ Myron S. Scholes * Myron S. Scholes	Trustee	February 3, 2012

/s/ Abbie J. Smith * Abbie J. Smith	Trustee	February 3, 2012

* By:           /s/ Carolyn L. O
   Carolyn L. O
   Attorney-in-Fact (Pursuant to a Power of Attorney)